Expense Example - Abacus Flexible Bond Leaders ETF - Abacus Flexible Bond Leaders ETF Class	Jun. 06, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 64
Expense Example, with Redemption, 3 Years	245
Expense Example, with Redemption, 5 Years	441
Expense Example, with Redemption, 10 Years	$ 1,007